American Gas Index Fund, Inc.

Supplement dated April 15, 2002 to
Prospectus and Statement of Additional Information
each dated May 1, 2001 as previously supplemented September 14, 2001 and November 9, 2001

Name Change
Effective April 30, 2002, the name of American Gas Index Fund, Inc. has been changed to the FBR American Gas Index Fund, Inc.

Investors should retain this Supplement for future reference.